Note 4 - Summary of Significant Accounting Policies (Details Textual) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Money Market Funds, Price per Share Sought to Maintain		$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%